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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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   1. Name and address of issuer:
                          CitiFunds Trust II (formerly known as
                          Landmark  Funds II)
                          6 St. James Avenue
                          Boston, MA  02116


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   2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
   of the issuer, check the box but do not list series or classes):      [  ]

                          Landmark Equity Fund


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   3. Investment Company Act File Number:  811-4007


   Securities Act File Number:  2-90519


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   4 (a). Last day of fiscal year for which this Form is filed: October 31,
          1997



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   4 (b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

   Note: If the Form is being filed late, interest must be paid on the registration fee due.

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   4(c).  [ ] Check box if this is the last time the issuer will be filing this
              Form.
                                      N/A



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


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
   5. Calculation of registration fee:
     (i.)  Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):                         $0

    (ii.) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                  $35,469,550

   (iii.) Aggregate price of securities redeemed or
          repurchased  during any prior fiscal year
          ending no earlier  than  October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the Commission:         $0                                             -

    (iv.) Total available redemption credits [add items                       $35,469,550
          5(ii) and 5(iii)]:
                                                                              $0
    (v.)  Net Sales - if item 5(i) is greater than
          Item 5(iv) [subtract item 5(iv) from
          item 5(i)]:

    (vi.) Redemption credits available                         $(35,469,550)
          for use in future years - If item 5(i) is
          less than item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:

   (vii.) Multiplier for determining registration fee
          (See Instruction C.9):                                              x .000295


        (viii.) Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee is due):                                =$0

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   6. Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      979,903.46. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      523,131.75.

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   7. Interest  due - if this Form is being filed more than 90 days  after  the end of the  issuer's  fiscal  year (see
      instruction D):                                                                        +$0



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   8. Total of the  amount  of the  registration  fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                             =$0

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   9. Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository

          Method of Delivery:  N/A


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


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   John R. Elder

                           John R. Elder, Treasurer

Date   1/9/98
  Please print the name and title of the signing officer below the signature.